Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Mar. 22, 2014 Fair Value, Measurements, Nonrecurring [Member]	Mar. 23, 2013 Fair Value, Measurements, Nonrecurring [Member]	Dec. 28, 2013 Fair Value, Measurements, Nonrecurring [Member]	Dec. 29, 2012 Fair Value, Measurements, Nonrecurring [Member]	Mar. 22, 2014 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Mar. 23, 2013 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 28, 2013 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 29, 2012 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived assets which were impaired during the period				$ 9.6	$ 20.0	$ 63.5	$ 51.8
Fair value of long-lived assets which were impaired during the period								2.1	8.4	27.9	18.2
Impairment charge	$ 35.6	$ 33.6	$ 33.1	$ 7.5	$ 11.6	$ 35.6	$ 33.6